Accounts Payable and Accrued Expenses (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and other accrued liabilities	$ 8,793	$ 7,323
Accrued employee expenses	7,760	13,859	$ 24,074
Accounts payable and accrued expenses	16,553	21,182	$ 33,635
Accrued bonuses	$ 2,700	$ 7,400